GENERAL - Narrative (Details) - vessel	11 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2024
Schedule of Ownership Interests [Line Items]
Financial designation, predecessor and successor [Fixed List]	Successor	Predecessor
Number of vessels managed for third parties		3
Quantum Crude Tankers Ltd.
Schedule of Ownership Interests [Line Items]
Number of vessels owned		4
Liquified Natural Gas Carriers
Schedule of Ownership Interests [Line Items]
Number of vessels owned		12
Modern Tri-Fuel Diesel Electric | Golar LNG Limited
Schedule of Ownership Interests [Line Items]
Number of vessels owned		7
Modern Tri-Fuel Diesel Electric | Quantum Crude Tankers Ltd.
Schedule of Ownership Interests [Line Items]
Number of vessels owned		2
Modern 2-Stroke | Quantum Crude Tankers Ltd.
Schedule of Ownership Interests [Line Items]
Number of vessels owned		2
Mega Liquefied Natural Gas | Hyundai Samho Heavy Industries
Schedule of Ownership Interests [Line Items]
Number of vessels owned		1